Deferred Revenue - Summarizes Changes In Deferred Revenue Balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance – December 31, 2022	$ 0
Prepayments received	225,000	$ 0
Gold delivered	(1,891)
Accretion expense	11,024
Balance – December 31, 2023	234,133	0
Current	39,598	0
Non-current	194,535	0
Contract liabilities	234,133	0
Sandbox arrangement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance – December 31, 2022	0
Prepayments received	75,000
Gold delivered	(1,891)
Accretion expense	1,952
Balance – December 31, 2023	75,061	0
Current	14,462
Non-current	60,599
Contract liabilities	75,061	0
Gold prepay transactions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance – December 31, 2022	0
Prepayments received	150,000
Gold delivered	0
Accretion expense	9,072
Balance – December 31, 2023	159,072	0
Current	25,136
Non-current	133,936
Contract liabilities	$ 159,072	$ 0